Variable Interest Entities	12 Months Ended
Mar. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Variable Interest Entities
11. Variable Interest Entities
The Company and its subsidiaries use SPEs in the ordinary course of business.
These SPEs are not always controlled by voting rights, and there are cases where voting rights do not exist for these SPEs. The Company and its subsidiaries determine a variable interest entity (hereinafter, “VIE”) among those SPEs when (a) the total equity investment at risk is not sufficient to permit the entity to finance its activities without additional subordinated financial support provided by any parties, including the equity holders or (b) as a group, the holders of the equity investment at risk do not have (1) the ability to make decisions about an entity’s activities that most significantly impact the entity’s economic performance through voting rights or similar rights, (2) the obligation to absorb the expected losses of the entity or (3) the right to receive the expected residual returns of the entity.
The Company and its subsidiaries perform a qualitative analysis to identify the primary beneficiary of VIEs. An enterprise that has both of the following characteristics is considered to be the primary beneficiary and therefore results in the consolidation of the VIE:

•	the power to direct the activities of a VIE that most significantly impact the entity’s economic performance; and

•	the obligation to absorb losses of the entity that could potentially be significant to the VIE or the right to receive benefits from the entity that could potentially be significant to the VIE.
All facts and circumstances are taken into consideration when determining whether the Company and its subsidiaries have variable interests that would deem it the primary beneficiary and therefore require consolidation of the VIE. The Company and its subsidiaries make ongoing reassessment of whether they are the primary beneficiaries of a VIE.
The following are the factors that the Company and its subsidiaries are considering in a qualitative assessment:

•	which activities most significantly impact the economic performance of the VIE and who has the power to direct such activities;

•	characteristics of the Company and its subsidiaries’ variable interest or interests and other involvements (including involvement of related parties and de facto agents);

•	involvement of other variable interest holders; and

•	the entity’s purpose and design, including the risks that the entity was designed to create and pass through to its variable interest holders.
The Company and its subsidiaries generally consider the following types of involvement to be significant when determining the primary beneficiary:

•	designing the structuring of a transaction;

•	providing an equity investment and debt financing;

•	being the investment manager, asset manager or servicer and receiving variable fees; and

•	providing liquidity and other financial support.
The Company and its subsidiaries do not have the power to direct activities of a VIE that most significantly impact the VIE’s economic performance if that power is shared among multiple unrelated parties, and accordingly do not consolidate such VIE.
Information about VIEs (consolidated and
non-consolidated)
for the Company and its subsidiaries are as follows:

1.	Consolidated VIEs
March 31, 2022

	Millions of yen
Types of VIEs	Total assets*1	Total liabilities*1	Assets which are pledged as collateral*2	Commitments*3
(a) VIEs for liquidating customer assets	¥0	¥0	¥0	¥0
(b) VIEs for acquisition of real estate and real estate development projects for customers	1,988	0	0	0
(c) VIEs for acquisition of real estate for the Company and its subsidiaries’ real estate-related business	60,762	12,576	16,241	0
(d) VIEs for corporate rehabilitation support business	214	5	0	0
(e) VIEs for investment in securities	132,805	302	0	45,241
(f) VIEs for securitizing financial assets such as finance lease receivable and loan receivable	223,807	160,434	223,807	0
(g) VIEs for securitization of loan receivable originated by third parties	542	1,093	542	0
(h) VIEs for power generation projects	278,660	219,476	260,551	42,742
(i) Other VIEs	199,186	89,672	174,807	0

Total	¥897,964	¥483,558	¥675,948	¥87,983

March 31, 2023

	Millions of yen
Types of VIEs	Total assets*1	Total liabilities*1	Assets which are pledged as collateral*2	Commitments*3
(a) VIEs for liquidating customer assets	¥0	¥0	¥0	¥0
(b) VIEs for acquisition of real estate and real estate development projects for customers	1,907	1	0	0
(c) VIEs for acquisition of real estate for the Company and its subsidiaries’ real estate-related business	55,456	13,060	15,596	0
(d) VIEs for corporate rehabilitation support business	664	7	0	0
(e) VIEs for investment in securities	180,569	399	0	62,340
(f) VIEs for securitizing financial assets such as finance lease receivable and loan receivable	224,949	155,706	224,949	0
(g) VIEs for securitization of loan receivable originated by third parties	548	1,106	548	0
(h) VIEs for power generation projects	258,396	164,813	187,892	38,099
(i) Other VIEs	168,574	63,864	137,481	0

Total	¥891,063	¥398,956	¥566,466	¥100,439

*1	The assets of most VIEs are used only to repay the liabilities of the VIEs, and the creditors of the liabilities of most VIEs have no recourse to other assets of the Company and its subsidiaries.
*2	The assets are pledged as collateral by VIE for financing of the VIE.
*3	This item represents remaining balance of commitments that could require the Company and its subsidiaries to provide investments or loans to the VIE.

2.	Non-consolidated VIEs
March 31, 2022

	Millions of yen
		Carrying amount of the variable interests in the VIEs held by the Company and its subsidiaries
Types of VIEs	Total assets	Non-recourse loans	Investments	Maximum exposure to loss *
(a) VIEs for liquidating customer assets	¥13,391	¥405	¥991	¥1,396
(b) VIEs for acquisition of real estate and real estate development projects for customers	546,953	8,134	9,119	18,735
(c) VIEs for acquisition of real estate for the Company and its subsidiaries’ real estate-related business	0	0	0	0
(d) VIEs for corporate rehabilitation support business	0	0	0	0
(e) VIEs for investment in securities	6,901,686	0	79,050	123,674
(f) VIEs for securitizing financial assets such as finance lease receivable and loan receivable	154	0	2	2
(g) VIEs for securitization of loan receivable originated by third parties	1,231,246	0	15,254	15,254
(h) VIEs for power generation projects	9,103	0	402	402
(i) Other VIEs	914,801	3,140	15,098	32,123

Total	¥9,617,334	¥11,679	¥119,916	¥191,586

March 31, 2023

	Millions of yen
		Carrying amount of the variable interests in the VIEs held by the Company and its subsidiaries
Types of VIEs	Total assets	Non-recourse loans	Investments	Maximum exposure to loss *
(a) VIEs for liquidating customer assets	¥8,247	¥0	¥991	¥991
(b) VIEs for acquisition of real estate and real estate development projects for customers	648,468	10,721	8,805	20,526
(c) VIEs for acquisition of real estate for the Company and its subsidiaries’ real estate-related business	0	0	0	0
(d) VIEs for corporate rehabilitation support business	0	0	0	0
(e) VIEs for investment in securities	10,887,430	0	98,742	173,314
(f) VIEs for securitizing financial assets such as finance lease receivable and loan receivable	0	0	0	0
(g) VIEs for securitization of loan receivable originated by third parties	901,544	0	10,475	10,475
(h) VIEs for power generation projects	16,138	0	3,691	4,491
(i) Other VIEs	1,726,717	3,333	28,835	43,405

Total	¥14,188,544	¥14,054	¥151,539	¥253,202

*	Maximum exposure to loss includes remaining balance of commitments that could require the Company and its subsidiaries to provide investments or loans to the VIE.
(a) VIEs for liquidating customer assets
The Company and its subsidiaries may use VIEs in structuring financing for customers to liquidate specific customer assets. The VIEs are typically used to provide a structure that is bankruptcy remote with respect to the customer and the use of VIE structure is requested by such customer. Such VIEs typically acquire assets to be liquidated from the customer, borrow non-recourse
loans from financial institutions and have an equity investment made by the customer. The Company and its subsidiaries provide non-recourse
loans to such VIEs and make investments in them. By using cash flows from the liquidated assets, these VIEs repay the loan and pay dividends to equity investors if sufficient funds exist.
With respect to variable interests of
non-consolidated
VIEs held by the Company and its subsidiaries,
non-recourse
loans are included in installment loans, and investments are mainly included in other assets in the Company’s consolidated balance sheets.
(b) VIEs for acquisition of real estate and real estate development projects for customers
Customers, and the Company and its subsidiaries, are involved with VIEs formed to acquire real estate and/or develop real estate projects. In each case, a customer establishes and makes an equity investment in a VIE that is designed to be bankruptcy remote from the customer. The VIEs acquire real estate and/or develop real estate projects.
The Company and its subsidiaries provide
non-recourse
loans to such VIEs and hold specified bonds issued by them and/or make investments in them. The Company and its subsidiaries have consolidated certain VIEs because the Company or its subsidiary effectively controls the VIEs by acting as the asset manager of the VIEs.

In the Company’s consolidated balance sheets, assets of consolidated VIEs are mainly included in cash and cash equivalents, and investment in affiliates.
With respect to variable interests of
non-consolidated
VIEs held by the Company and its subsidiaries,
non-recourse
loans are included in installment loans, and investments are mainly included in investment in securities, investment in affiliates and other assets in the Company’s consolidated balance sheets. The Company and its subsidiaries concluded that the VIEs are not consolidated because the power to direct these VIEs is held by unrelated parties. In some cases, the Company and its subsidiaries concluded that the VIEs are not consolidated because the power to direct these VIEs is shared among multiple unrelated parties. Certain subsidiaries have commitment agreements by which the Company and its subsidiaries may be required to make additional investment in certain such non-consolidated
VIEs.
(c) VIEs for acquisition of real estate for the Company and its subsidiaries’ real estate-related business
The Company and its subsidiaries establish VIEs and acquire real estate to borrow non-recourse
loans from financial institutions and simplify the administration activities necessary for the real estate.
The Company and its subsidiaries consolidate such VIEs even though the Company and its subsidiaries may not have voting rights if substantially all of such VIEs’ subordinated interests are issued to the Company and its subsidiaries, and therefore the VIEs are controlled by and for the benefit of the Company and its subsidiaries.
In the Company’s consolidated balance sheets, assets of the consolidated VIEs are mainly included in cash and cash equivalents, restricted cash, investment in operating leases, investment in securities, property under facility operations and other assets, and liabilities of those consolidated VIEs are mainly included in short-term debt, long-term debt and other liabilities.
(d) VIEs for corporate rehabilitation support business
Financial institutions, the Company and its subsidiaries are involved with VIEs established for the corporate rehabilitation support business. VIEs receive the funds from investors including the financial institutions, the Company and the subsidiary, and purchase loan receivables due from borrowers which have financial problems, but are deemed to have the potential to recover in the future. The servicing operations for the VIEs are conducted by the subsidiary.
The Company and its subsidiaries consolidated such VIEs since the Company and its subsidiaries have the majority of the investment share of such VIEs, and have the power to direct the activities of the VIEs that most significantly impact the entities’ economic performance through the servicing operations.
In the Company’s consolidated balance sheets, assets of the consolidated VIEs are mainly included in installment loans, and liabilities of those consolidated VIEs are mainly included in other liabilities.
(e) VIEs for investment in securities
The Company and its subsidiaries have interests in VIEs that are investment funds and mainly invest in equity and debt securities. Such VIEs are managed by certain subsidiaries or fund management companies that are independent of the Company and its subsidiaries.
Certain subsidiaries consolidated certain such VIEs since the subsidiaries have the majority of the investment share of them, and have the power to direct the activities of those VIEs that most significantly impact the entities’ economic performance through involvement with the design of the VIEs or other means.

In the Company’s consolidated balance sheets, assets of the consolidated VIEs are mainly included in investment in securities and investment in affiliates, and liabilities of those consolidated VIEs are mainly included in other liabilities. The Company and certain subsidiaries have commitment agreements by which the Company and the subsidiaries may be required to make additional investment or execute loans in certain such consolidated VIEs.
Variable interests of
non-consolidated
VIEs, which the Company and its subsidiaries have, are included in investment in securities in the Company’s consolidated balance sheets. The Company and its subsidiaries have commitment agreements by which the Company and its subsidiaries may be required to make additional investment in certain such non-consolidated
VIEs.
(f) VIEs for securitizing financial assets such as finance lease receivable and loan receivable
The Company and its subsidiaries use VIEs to securitize financial assets such as loan receivables. In the securitization process, these financial assets are transferred to SPEs, and the SPEs issue beneficial interests or securities backed by the transferred financial assets to investors. After the securitization, the Company and its subsidiaries continue to hold a subordinated part of the securities and act as a servicer.
The Company and its subsidiaries consolidated such VIEs since the Company and its subsidiaries have the power to direct the activities that most significantly impact the entity’s economic performance by designing the securitization scheme and conducting servicing activities, and have a responsibility to absorb losses of the VIEs that could potentially be significant to the entities by retaining the subordinated part of the securities.
In the Company’s consolidated balance sheets, assets of the consolidated VIEs are mainly included in restricted cash and installment loans, and liabilities of those consolidated VIEs are mainly included in long-term debt. Variable interests of non-consolidated
VIEs, which the Company and its subsidiaries have, are included in other assets in the Company’s consolidated balance sheets.
(g) VIEs for securitization of loan receivable originated by third parties
The Company and its subsidiaries invest in CMBS, RMBS and other asset-backed securities originated by third parties. In some cases of such securitization, certain subsidiaries hold the subordinated portion and the subsidiaries act as a special-servicer of the securitization transaction. As the special servicer, the subsidiaries have rights to dispose of real estate collateral related to the securitized commercial mortgage loans.
The subsidiaries consolidate certain of these VIEs when the subsidiaries have the power to direct the activities of the VIEs that most significantly impact the entities’ economic performance through its role as special-servicer, including the right to dispose of the collateral, and have a responsibility to absorb losses of the VIEs that could potentially be significant to the entities by holding the subordinated part of the securities.
In the Company’s consolidated balance sheets, assets of the consolidated VIEs are mainly included in installment loans, and liabilities of those consolidated VIEs are mainly included in long-term debt.
Variable interests of
non-consolidated
VIEs, which the Company and its subsidiaries have, are included in investment in securities in the Company’s consolidated balance sheets.
(h) VIEs for power generation projects
The Company and its subsidiaries may use VIEs in power generation projects. VIEs receive the funds from the Company and its subsidiaries, construct solar power stations and coal-biomass co-fired
power plants on
acquired or leased lands, and sell the generated power to electric power companies. The Company and its subsidiaries have consolidated certain VIEs because the Company and its subsidiaries have the majority of the investment shares of such VIEs and effectively control the VIEs by acting as the asset manager of the VIEs.
In the Company’s consolidated balance sheets, assets of the consolidated VIEs are mainly included in cash and cash equivalents, restricted cash, property under facility operations and other assets, and liabilities of those consolidated VIEs are mainly included in long-term debt and other liabilities. The Company and certain subsidiaries have commitment agreements by which the Company and the subsidiaries may be required to make additional investment or execute loans in certain such consolidated VIEs.
Variable interests of
non-consolidated
VIEs, which the Company has, are included in investment in affiliates in the Company’s consolidated balance sheets. The Company has commitment agreements by which the Company may be required to make additional investment in certain such non-consolidated
VIEs.
(i) Other VIEs
The Company and its subsidiaries are involved with other types of VIEs for various purposes. Consolidated and non-consolidated
VIEs of this category are mainly kumiai structures. In addition, certain subsidiaries have consolidated VIEs that are not included in the categories (a) through (h) above, because the subsidiaries hold the subordinated portion of the VIEs and the VIEs are effectively controlled by the subsidiaries.
In Japan, certain subsidiaries provide investment products to their customers that employ a contractual mechanism known as a kumiai, which in part result in the subsidiaries forming a type of SPEs. As a way to finance the purchase of aircraft or other large-ticket items to be leased to third parties, the Company and its subsidiaries arrange and market kumiai products to investors, who invest a portion of the funds necessary into the kumiai structure. The remainder of the purchase funds is borrowed by the kumiai structure in the form of a non-recourse
loan from one or more financial institutions. The kumiai investors (and any lenders to the kumiai structure) retain all of the economic risks and rewards in connection with purchasing and leasing activities of the kumiai structure, and all related gains or losses are recorded on the financial statements of the investors in the kumiai. The Company and its subsidiaries are responsible for the arrangement and marketing of these products and may act as servicer or administrator in kumiai transactions. The fee income for the arrangement and administration of these transactions is recognized in the Company’s consolidated statements of income. In some cases, the Company and its subsidiaries make investments in the kumiai or its related SPEs, and these VIEs are consolidated because the Company and its subsidiaries have a responsibility to absorb any significant potential loss through the investments and have the power to direct the activities that most significantly impact their economic performance. In other cases, the Company and its subsidiaries are not considered to be the primary beneficiary of the VIEs or kumiais because the Company and its subsidiaries did not make significant investments or guarantee or otherwise undertake any significant financial commitments or exposure with respect to the kumiai or its related SPEs.
The Company may use VIEs for financing. The Company transfers its own held assets to SPEs, which borrow non-recourse
loan from financial institutions and effectively pledge such assets as collateral. The Company continually holds subordinated interests in the SPEs and performs administrative work of such assets. The Company consolidates such SPEs because the Company has a right to direct the activities of them that most significantly impact their economic performance by setting up the scheme and performing administrative work of the assets and has the obligation to absorb expected losses of them by holding the subordinated interests.
In the Company’s consolidated balance sheets, assets of the consolidated VIEs are mainly included in investment in operating leases, investment in affiliates, office facilities and other assets, and liabilities of those consolidated VIEs are mainly included in long-term debt and other liabilities.

With respect to variable interests of
non-consolidated
VIEs held by the
Co
mpany and its subsidiaries,
non-recourse
loans are included in installment loans, and investments are mainly included in investment in securities and investment in affiliates in the Company’s consolidated balance sheets. Certain subsidiaries have commitment agreements by which the Company and its subsidiaries may be required to make additional investment in certain such non-consolidated
VIEs.